Plant and Equipment	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Plant and Equipment
9.	PLANT AND EQUIPMENT

Plant and equipment consists of the following as of March 31, 2021 and 2020:

	2021	2020
Production plant	$71,642	$67,247
Motor vehicles	1,020,893	868,743
Office equipment	14,073	19,471
	1,106,608	955,461
Less: accumulated depreciation	(312,631)	(370,442)
Plant and equipment, net	$793,977	$585,019

Depreciation expense for the years ended March 31, 2021 and 2020 was $101,014 and $114,391, respectively.